Inventories	12 Months Ended
Dec. 31, 2019
Inventories Disclosure [abstract]
Inventories
14. Inventories
(USD millions)	2019	2018

Raw material, consumables	751	931

Work in progress	3 024	3 087

Finished products	2 207	2 938

Total inventories	5 982	6 956

The following table shows the amount of inventory recognized as an expense in “Cost of goods sold” in the consolidated income statements from continuing operations:
(USD billions)	2019	2018	2017

Cost of goods sold	– 8.5	– 8.3	– 8.2

The following table shows the recognized amount of inventory provision and reversals of inventory provision recorded in the consolidated income statements from continuing operations:
(USD millions)	2019	2018	2017

Inventory provisions	– 752	– 603	– 416

Reversals of inventory provisions	218	216	172

The reversals mainly result from the release of products initially requiring additional quality control inspections and from the reassessment of inventory values manufactured prior to regulatory approval but for which approval was subsequently received.